CONTRACT LIABILITIES - Schedule of contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	$ 12,649,000	$ 11,404,000		$ 4,217,000
Revenue recognized related to carried forward contract liabilities	8,066,000	3,716,000	$ 2,280,000
Customer loyalty scheme
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	11,642,000	10,921,000
Revenue recognized related to carried forward contract liabilities	7,583,000	3,366,000	2,004,000
Prepaid cards and issued vouchers
Disclosure of Contract Liabilities [Line Items]
Contract liabilities	1,007,000	483,000
Revenue recognized related to carried forward contract liabilities	$ 483,000	$ 350,000	$ 276,000